Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue from contracts with customers	$ 25,852,647
Other income	213,587
Cost of materials	(8,675,071)
Cost of services	(7,630,339)
Employee benefits expense	(8,521,383)
Professional services	(2,863,088)	(792,020)	(1,030,920)
Depreciation and amortisation expense	(186,173)	(113,370)	(148,313)
Share-based payments	(14,313,666)
Impairment losses on financial assets	(734,011)
Remeasurement of financial items	(941,199)		(175,386)
Net foreign exchange loss	(1,350,475)	(24,586)	(4,225)
Administrative and other expenses	(3,571,971)	(725,875)	(268,307)
Operating loss	(22,721,142)	(1,655,851)	(1,627,151)
Finance costs	(2,015,909)	(317,103)	(82,755)
Finance income	157,873
Share of profit of equity-accounted investments	36,688
Loss on loss of control of subsidiary			(5,469)
Loss before income tax	(24,542,490)	(1,972,954)	(1,715,375)
Income tax expense	(113,871)
Loss for the year	(24,656,361)	(1,972,954)	(1,715,375)
Loss for the year attributable to:
Owners of the parent	(24,366,196)	(1,972,954)	(1,715,375)
Non-controlling interests	(290,165)
Total Loss for the year	(24,656,361)	(1,972,954)	(1,715,375)
Items that will not be reclassified subsequently to profit or loss
Remeasurement gain on defined benefit obligations	11,797
Income tax relating to items that will not be reclassified	(2,969)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(7,980,043)	19,896	19,967
Other comprehensive loss for the year, net of tax	(7,971,215)	19,896	19,967
Total comprehensive loss for the year	(32,627,576)	(1,953,058)	(1,695,408)
Total comprehensive loss attributable to:
Owners of the parent	(32,333,708)	(1,953,058)	(1,695,408)
Non-controlling interests	$ (293,868)
Loss per share (USD)
Basic loss per share	$ (0.1512)	$ (0.0149)	$ (0.0129)
Diluted loss per share	$ (0.1512)	$ (0.0149)	$ (0.0129)